Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,089,892
Previously Paid Amount	0
Total Fee Amount	11,890
Total Offset Amount	0
Net Fee	$ 11,890